INCOME TAXES (Details 2) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax recovery at Canadian statutory income tax rates	CAD (20.0)	CAD (18.7)	CAD (32.7)
Increase (decrease) in income taxes for:
Non-taxable income and expenses	2.0	5.7	21.1
Difference in foreign tax rate	(4.5)	(1.0)	0.6
Change in deferred income taxes related to increase in corporate income tax rates	0.0	0.0	(8.5)
Change in the deferred income tax estimate	0.0	0.0	0.0
Change in valuation allowance	(4.4)	16.7	18.2
Adjustment to deferred credits	0.0	0.0	0.0
Other	(0.5)	(2.3)	1.4
Income tax expense (recovery)	CAD (27.4)	CAD 0.4	CAD 0.1
Income tax recovery at Canadian statutory income tax rates	26.00%	26.00%	25.80%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	(2.60%)	(7.90%)	(16.60%)
Difference in foreign tax rate	5.90%	1.40%	(0.50%)
Change in deferred income taxes related to increase in corporate income tax rates	0.00%	0.00%	6.60%
Change in the deferred income tax estimate	0.00%	0.00%	0.00%
Change in valuation allowance	5.70%	(23.30%)	(14.30%)
Adjustment to deferred credits	0.00%	0.00%	0.00%
Other	0.60%	3.20%	(1.10%)
Income tax expense (recovery)	35.60%	(0.60%)	(0.10%)